Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

16 TRADE AND OTHER RECEIVABLES

	2023	2022
	USD	USD

Trade receivables	5,629,350	8,279,582
Other receivables	777,972	1,117,162
Advances paid for content and service providers	384,601	1,745,561
Prepayments	229,508	113,036
Other financial assets (1)	536	17,947
Allowance for estimated credit losses	(732,199)	(951,455)
	6,289,768	10,321,833

(1)	The Group reclassified its bank balances in Lebanese Pounds equivalent of USD 536 (2022: USD 17,947) to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon. Refer to note 29.

Trade receivables are non-interest bearing and are generally on terms of 30 to 120 days.

An analysis of expected credit losses is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. This credit analysis performed by the Group resulted in a decrease in the ECL provision expense of USD 219,256 as at 31 December 2023.

The movement of allowance for estimated credit losses during the year is as follows:

Amount
USD

As at January 1, 2022	235,164
Provision for expected credit losses expense (note 8)	716,291
At December 31, 2022	951,455

Reversal of expected credit loss provision	(219,256)
As at December 31, 2023	732,199

At December 31, 2023 and 2022, the ageing analysis of unimpaired trade receivables is as follows:

		Neither past due	Past due but not impaired
	Total	nor impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD

2023	4,897,151	3,932,860	403,496	370,898	148,750	41,147
2022	7,328,127	5,452,577	612,213	788,516	77,116	397,705